Revenue (Tables)	9 Months Ended
Sep. 30, 2018
Notes To Financial Statements [Abstract]
Disaggregation of revenue
	Three months ended September 30, 2018			Three months ended September 30, 2017
	United States	International	Total	United States	International	Total

Product	$5,891	$234,868	$240,759	$—	$143,234	$143,234
License fees	6,250	329,447	335,697	6,250	—	6,250
Other Revenue	—	19,333	19,333	—	12,101	12,101
	$12,141	$583,648	$595,789	$6,250	$155,335	$161,585

	Nine months ended September 30, 2018			Nine months ended September 30, 2017
	United States	International	Total	United States	International	Total

Product	$141,231	$561,823	$703,054	$—	$356,911	$356,911
License fees	18,750	604,820	623,570	18,750	17,300	36,050
Other Revenue	—	66,647	66,647	—	29,238	29,238
	$159,981	$1,233,290	$1,393,271	$18,750	$403,449	$422,199